                                                                     Rule 497(e)
                                                       Registration No. 33-11371
                                                               File No. 811-4982

                              HEARTLAND GROUP, INC.

                                Select Value Fund
                                 Value Plus Fund
                                   Value Fund
                              ---------------------
                        Supplement Dated January 7, 2002
                                       To
                          Prospectus Dated May 1, 2001

     Additional Co-Portfolio Manager for Value Plus Fund. Effective January 7, 2002, D. Rodney Hathaway became a co-portfolio manager with M. Gerard Sandel (lead manager) and William J. Nasgovitz for the Heartland Value Plus Fund. Mr. Hathaway joined Heartland on November 3, 1997 as an equity research analyst and is a Vice President. Prior to joining Heartland Advisors he had been an equity research analyst with Banc One Investment Advisors from December 1994 until November 1997 and an equity research associate with Robert W. Baird & Company from September 1993 until December 1994.

     New Distributor for the Funds. Effective January 1, 2002, Heartland Investor Services, LLC became the principal underwriter and distributor of shares of each of the Heartland Select Value, Value Plus and Value Funds (the "Funds"). Heartland Investor Services, LLC, 3435 Stelzer Road, Suite 1000, Columbus, OH 43219, is an indirect wholly-owned subsidiary of The BISYS Group, Inc. Heartland Investor Services, LLC is an affiliate of the Funds' transfer agent, BISYS Fund Services Ohio, Inc.

     Select Value Fund. As of December 1, 2001, the voluntary undertaking by Heartland Advisors, Inc. ("Heartland Advisors") to reimburse expenses and waive fees for the Select Value Fund, as described on pages 6, 8 and 9 of the prospectus, is no longer in effect.

     Investment Instructions. As of October 22, 2001, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as transfer and dividend disbursing agent for the Funds. As a result, instructions for investing with the Funds, including wire and mail instructions have changed. New instructions may be found on page 2 and 3 of this supplement. These instructions supersede the instructions found on pages 15 and 16 of the prospectus. Please be sure to note these new instructions when purchasing, exchanging or redeeming shares.

     Exchanging Shares. As of October 22, 2001, the money market fund available for investment by exchange to or from the Fund (see page 18 of the prospectus) is the BNY Hamilton Treasury Money Fund (the "Money Fund"). Shares of the Money Fund purchased by exchange from the Fund are purchased at the net asset value of the Money Fund on the same day as the shares of the Fund are redeemed; however, shares of the Fund purchased by exchange from the Money Fund are purchased at the net asset value of the Fund on the next business day of the Fund after the shares of the Money Fund are redeemed. Investments in the Money Fund are subject to the terms and conditions of that fund's prospectus, which can be obtained from the Funds' distributor. The Money Fund pays to the Funds' distributor a fee of up to 0.50% of the Money Fund's average daily net assets representing shares with respect to which the Funds' distributor provides account servicing, record keeping and distribution services./1/

     IRAs. As of October 22, 2001, the custodian for the IRA plan offered to investors in the Funds is Fifth Third Bank. The custodian charges an annual maintenance fee of $15.00 per Fund account. No other fees are charged by the custodian to IRA account holders. For further information about IRA investments, please see page 19 of the prospectus.

--------
/1/ The change in Money Fund also applies to the money market fund available for investment of income or capital gains distributions form any of the Funds referred to under "Early Redemption Fee" on page 18 of the prospectus.

                                   -continued-
                                  1.800.HEARTLN
                                (1.800.432.7856)
                             www.heartlandfunds.com

                                  How To Invest
                        Instructions For Regular Accounts

HOW MAY WE HELP YOU?                  HOW TO INVEST BY TELEPHONE                   SELL SHARES
---------------------------------     ------------------------------------------
1.800.432.7856                        ADD TO AN ACCOUNT                            Write a letter of instruction that
                                                                                   includes:
www.heartlandfunds.com                Telephone Purchase by Electronic Funds
                                      Transfer  Available for additional           .     the names and signatures of
Make a check payable to:              investments of $100 to $25,000.  Your              all account holders
Heartland Funds                       account will be charged a service fee        .     your Heartland account number
                                      (currently $8.00) if an electronic funds     .     the amount in dollars or
ADDRESSES                             transfer cannot be processed due to                shares you want to sell
---------------------------------     insufficient funds or a stop transfer.       .     how and where to send the
Mailing Address                       Contact us for a Bank Options Form.                proceeds
---------------
                                      Wire  Have your bank send your investment    We will mail the proceeds to the
Heartland Funds                       to Huntington National Bank with these       address on the account unless
P.O. Box 182304                       instructions:                                otherwise requested.  A signature
Columbus, OH 43218-2304                                                            guarantee may be required.
                                      .     ABA #044000024
Overnight Delivery                    .     A/C #01892134620                       Mail the letter of instruction.
------------------                    .     CREDIT TO: Heartland (name of fund)
Heartland Funds                       .     your Heartland account number          NOTE:  See page 3 for special
3435 Stelzer Road                     .     name(s) of investor(s)                 information on redemptions from IRA
Columbus, OH 43219                                                                 accounts.
                                      SELL SHARES
CONCEPTS TO UNDERSTAND                                                             HOW TO INVEST AUTOMATICALLY
-----------------------------------   Check  Call us to request your redemption.   ---------------------------------------
                                      A check will be mailed to the address on
Wire Transfer: The fastest way to     the account.  Express mail delivery is       OPEN AN ACCOUNT
transfer money from one financial     available on request for an additional
institution to another.  Your bank    charge (currently $12.00).                   Complete the application form,
may charge a fee to send or receive                                                including Automatic Investment Plan
a wire transfer.  Mail the letter     Wire or Electronic Funds Transfer  These     section, and return it with your
of Instruction.                       services must be pre-authorized in           investment (minimum of $50 per
                                      writing.  To add these services, call us     transaction).
Electronic Funds Transfer:            to request an account maintenance form.
Transferring money to your bank       Once the Fund has your bank account          ADD TO AN ACCOUNT
account electronically may take up    information on file, call us to request
to eight business days to clear.      your redemption.  Proceeds will be wired     All Services  Call us to request a
EFT usually is available without a    or transferred electronically to your        form to add the Automatic
fee at all Automated Clearing House   bank.  For wires, your account will be       Investment Plan (minimum of $50 per
(ACH) banks.  Establishing EFT        charged a service fee (currently $6.50).     transaction) to your account.
services requires approximately 15                                                 Complete and return the form along
days.                                 Telephone and Wire Redemptions are subject   with any other required materials.
                                      to a $1,000 minimum.
                                                                                   SELL SHARES
                                      HOW TO INVEST IN WRITING
                                      ------------------------------------------   Systematic Withdrawal Plan  Call us
                                      OPEN AN ACCOUNT                              to request an account maintenance
                                                                                   form to add the plan.  Complete the
                                      Mail a completed application form and a      form, specifying the amount and
                                      check.                                       frequency of withdrawals you would
                                                                                   like.
                                      ADD TO AN ACCOUNT
                                                                                   HOW TO INVEST VIA THE
                                      Fill out the Additional Investment Form      INTERNET
                                      attached to your statement and send with a   ---------------------------------------
                                      check.  Write your Heartland account         Computer  Visit the Heartland web
                                      number on your check.                        site www.heartlandfunds.com and
                                                                                   follow the instructions to download
                                      Mail the form and the check.                 an account application.


                                  How To Invest
                          Instructions For IRA Accounts

HOW MAY WE HELP YOU?                  HOW TO INVEST BY TELEPHONE                   HOW TO INVEST AUTOMATICALLY
---------------------------------     ------------------------------------------   ---------------------------
1.800.432.7856                        ADD TO AN ACCOUNT                            OPEN AN ACCOUNT

www.heartlandfunds.com                Telephone Purchase by Electronic Funds       Complete the IRA application form
                                      Transfer  Available for additional           and Automatic Investment Plan
Make a check payable to:              investments of $100 to $25,000.  Your        application, and return them with
Heartland Funds                       account will be charged a service fee        your investment (minimum of $50 per
                                      (currently $8.00) if an electronic funds     transaction).
ADDRESSES                             transfer cannot be processed due to
---------------------------------     insufficient funds or a stop transfer.       ADD TO AN ACCOUNT
Mailing Address                       Contact us for a Bank Options Form.
---------------                                                                    All Services  Call us to request a
                                      Wire  Have your bank send your investment     form to add the Automatic
Heartland Funds                       to Huntington National Bank with these       Investment Plan (minimum of $50 per
P.O. Box 182304                       instructions:                                transaction) to your account.
Columbus, OH 43218-2304                                                            Complete and return the form along
                                      .     ABA #044000024                         with any other required materials.
Overnight Delivery                    .     A/C #01892134620
------------------                    .     CREDIT TO: Heartland (name of fund)    SELL SHARES
Heartland Funds                       .     your Heartland account number
3435 Stelzer Road                     .     name(s) of investor(s)                 Systematic Withdrawal Plan  Call us
Columbus, OH 43219                                                                 to request an account maintenance
                                      SELL SHARES                                  form to add the plan.  Complete the
CONCEPTS TO UNDERSTAND                                                             form, specifying the amount and
---------------------------------     IRA redemptions must be requested in         frequency of withdrawals you would
Wire Transfer: The fastest way to     writing.                                     like.
transfer money from one financial
institution to another.  Your bank    HOW TO INVEST IN WRITING                     HOW TO INVEST VIA THE INTERNET
may charge a fee to send or receive   ------------------------------------------   ------------------------------
a wire transfer.
                                      OPEN AN ACCOUNT                              Computer  Visit the Heartland web
                                                                                   site www.heartlandfunds.com and
Electronic Funds Transfer:            Complete and return an IRA application       follow the instructions to download
Transferring money to your bank       form, and a check or IRA transfer form.      an IRA account application.
account electronically may take up    For direct rollovers of assets from
to eight business days to clear.      employer-sponsored qualified plans, mail a
EFT usually is available without a    completed IRA application.
fee at all Automated Clearing House
(ACH) banks.  Establishing EFT        ADD TO AN ACCOUNT
services requires approximately 15
days.                                 Fill out the Additional Investment Form
                                      attached to your statement and send with a
                                      check. Write your Heartland account number
                                      on your check.

                                      Mail the form and the check.

                                      SELL SHARES

                                      Write a letter of instruction that
                                      includes:

                                      .     the names and signature of account
                                            holder
                                      .     your Heartland account number
                                      .     the fund name
                                      .     the amount in dollars or shares you
                                            want to sell
                                      .     how and where to send the proceeds
                                      .     whether the distribution is qualified
                                      .     whether taxes should be withheld (we
                                            will withhold 10% if you do not give
                                            us instructions)

                                      We will mail the proceeds to the address on the account unless otherwise requested.
                                      A signature guarantee may be required.
                                      Express mail delivery is available per
                                      request for an additional charge
                                      (currently $12.00).

                                      Mail the letter of instruction.
